INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible assets and Goodwill (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 204,342	$ 203,490
Finite-Lived Intangible Assets, Accumulated Amortization	(92,228)	(75,622)
Finite Lived Intangible Assets, Net Carrying Value	$ 112,114	$ 127,868
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	12 years 8 months 12 days	12 years 8 months 12 days
Finite-Lived Intangible Assets, Gross	$ 202,100	$ 202,100
Finite-Lived Intangible Assets, Accumulated Amortization	(91,850)	(75,548)
Finite Lived Intangible Assets, Net Carrying Value	$ 110,250	$ 126,552
Texhnology [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	5 years 7 months 6 days	6 years
Finite-Lived Intangible Assets, Gross	$ 2,084	$ 1,232
Finite-Lived Intangible Assets, Accumulated Amortization	(327)	(62)
Finite Lived Intangible Assets, Net Carrying Value	$ 1,757	$ 1,170
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	4 years	4 years
Finite-Lived Intangible Assets, Gross	$ 158	$ 158
Finite-Lived Intangible Assets, Accumulated Amortization	(51)	(12)
Finite Lived Intangible Assets, Net Carrying Value	$ 107	$ 146